Goodwill and Intangible Assets (Details) - Schedule of Intangible Assets - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount, Intangible assets	$ 2,320	$ 2,320
Accumulated Amortization, Intangible assets	(761)	(605)
Net Disposal, Intangible assets
Impairment, Intangible assets	(1,559)
Net Carrying Amount, Intangible assets		$ 1,715
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life, Intangible assets	5 years	5 years
Gross Carrying Amount, Intangible assets	$ 990	$ 990
Accumulated Amortization, Intangible assets	(644)	(545)
Net Disposal, Intangible assets
Impairment, Intangible assets	(346)
Net Carrying Amount, Intangible assets		445
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount, Intangible assets	3,760	3,760
Accumulated Amortization, Intangible assets	(1,628)	(1,342)
Net Disposal, Intangible assets	(51)	(51)
Impairment, Intangible assets	(2,081)
Net Carrying Amount, Intangible assets		$ 2,367
Patents and patent applications [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life, Intangible assets	5 years	[1]
Gross Carrying Amount, Intangible assets	$ 650	$ 650
Accumulated Amortization, Intangible assets	(65)
Net Disposal, Intangible assets
Impairment, Intangible assets	(585)
Net Carrying Amount, Intangible assets		650
Intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount, Intangible assets	7,720	7,720
Accumulated Amortization, Intangible assets	(3,098)	(2,492)
Net Disposal, Intangible assets	(51)	(51)
Impairment, Intangible assets	(4,571)
Net Carrying Amount, Intangible assets		$ 5,177
Minimum [Member] | Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life, Intangible assets	5 years	5 years
Minimum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life, Intangible assets	5 years	5 years
Maximum [Member] | Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life, Intangible assets	10 years	10 years
Maximum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life, Intangible assets	7 years	7 years

[1]	Patents have yet to be approved by the United States Patent and Trademark Office. Useful life is determined upon placement into service after approval.